Federal Home Loan Bank Advances - Scheduled Principal Reductions of Federal Home Loan Bank Advances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Banking And Thrift [Abstract]
2014	$ 30,226
2015	5,000
2017	2,500
Total	$ 37,726